Securities Not Included in Computation of Diluted EPS (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Securities not included in the computation of diluted EPS
Total potentially dilutive securities	951,793	1,530,555	960,238	1,602,472	1,489,869	9,131,451	22,149,592
Common stock warrants
Securities not included in the computation of diluted EPS
Total potentially dilutive securities	3,555	28,086	3,584	29,366	26,313	97,757	45,297
Stock options
Securities not included in the computation of diluted EPS
Total potentially dilutive securities	948,238	1,502,469	956,654	1,573,106	1,463,556	1,704,787	1,125,916
Series A preferred stock and convertible accrued dividends
Securities not included in the computation of diluted EPS
Total potentially dilutive securities						2,245,484	7,005,145
Series B Preferred Stock
Securities not included in the computation of diluted EPS
Total potentially dilutive securities						2,291,242	7,147,894
Series C preferred stock
Securities not included in the computation of diluted EPS
Total potentially dilutive securities						1,861,457	5,807,112
Series C-1 Preferred Stock
Securities not included in the computation of diluted EPS
Total potentially dilutive securities						888,298	339,408
Series C-1 preferred stock warrants
Securities not included in the computation of diluted EPS
Total potentially dilutive securities						42,426	678,820